Sep. 30, 2023

Calvert Emerging Markets Responsible Index. The Index is a proprietary index of CRM, the Fund’s investment adviser. Christopher Madden, CFA, Co-Head of Applied Responsible Investment Solutions, and Zi Ye, Index Manager, manage the Index construction process. The Index is composed of equity securities of up to the 1,000 largest companies by market capitalization that are listed on certain global stock exchanges and issued by publicly traded companies located in or tied economically to countries that CRM has classified as emerging markets. Determinations as to whether an equity security represents a company located in or tied economically to an emerging market is based on an assessment of headquarters location, country of incorporation, primary exchange, and country of greatest revenue. CRM determines emerging market countries based on a set of criteria including level of economic development, existence of capital controls, openness to foreign direct investment, market trading and liquidity conditions, regulatory environment, treatment of minority shareholders, and investor expectations. For purposes of the Index, CRM currently classifies the following countries as emerging markets: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, South Africa, South Korea, Taiwan, Thailand, Turkey, and United Arab Emirates.

The Index universe excludes business development companies and equity securities listed less than six months from the last business day of the month preceding reconstitution. Additionally, companies that are included in the Index universe must meet certain capitalization and trading requirements.

Calvert then selects Index components that operate their businesses in a manner that is consistent with the Calvert Principles for Responsible Investing (the “Principles”). The Principles serve as a framework for considering ESG factors (a copy of which is included as an appendix to the Fund’s prospectus. CRM’s Index Committee may determine to exclude from the Index a company that operates its business in a manner consistent with the Principles, but has been determined by CRM’s Index Committee to have exposure to a product and/or environmental factor believed to present significant health or environmental risks. Companies selected for inclusion in the Index are then weighted by CRM based on market capitalization, and by a combination of country and sector.

The Index is rebalanced quarterly on the third Friday of the last month of each calendar quarter and reconstituted annually on the third Friday of June.